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                          INSTITUTIONAL CLASSES OF

                              AIM CHARTER FUND
                             AIM WEINGARTEN FUND
                           AIM CONSTELLATION FUND

                            (SERIES PORTFOLIOS OF
                           AIM EQUITY FUNDS, INC.)

                        Supplement dated June 27,1997
                 to the Statement of Additional Information
                           dated January 15, 1997


         The Board of Directors has approved the elimination of the non-fundamental investment restriction of AIM Weingarten Fund which restricted investment in securities of companies which have a record of less than three years of continuous operation shown as item (g) in the last paragraph on page 27 of the Fund's Statement of Additional Information.